INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory [Table Text Block]	Inventories by major categories are as follows:
	2012	2012	2011
	USD	RMB	RMB
Raw materials	—	—	733
Finished goods	82,883	516,372	326,749
Total	82,883	516,372	327,482